Report of the directors financial review risk report - Macroeconomic projections (Details)	6 Months Ended
Jun. 30, 2021 market economic_scenario economy
Disclosure of financial assets [line items]
Number of economic scenarios to calculate ECL | economic_scenario	4
Markets with lower uncertainty | market	4
North America
Disclosure of financial assets [line items]
Number of economies | economy	3
United States, Canada, Mexico, United Arab Emirates
Disclosure of financial assets [line items]
Markets with lower uncertainty | market	4
Central scenario ECL | Minimum
Disclosure of financial assets [line items]
Probability	45.00%
Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	80.00%
Central scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	80.00%
Central scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	70.00%
Central scenario ECL | UK
Disclosure of financial assets [line items]
Probability	50.00%
Central scenario ECL | France
Disclosure of financial assets [line items]
Probability	45.00%
Central scenario ECL | United States, Canada, Mexico, United Arab Emirates | Minimum
Disclosure of financial assets [line items]
Probability	65.00%
Central scenario ECL | United States, Canada, Mexico, United Arab Emirates | Maximum
Disclosure of financial assets [line items]
Probability	75.00%
Downside scenario
Disclosure of financial assets [line items]
Number of economic scenarios to calculate ECL | economic_scenario	2
Downside scenario | Mainland China
Disclosure of financial assets [line items]
Probability	10.00%
Downside scenario | Hong Kong
Disclosure of financial assets [line items]
Probability	25.00%
Downside scenario | United States, Canada, Mexico, United Arab Emirates | Minimum
Disclosure of financial assets [line items]
Probability	20.00%
Downside scenario | United States, Canada, Mexico, United Arab Emirates | Maximum
Disclosure of financial assets [line items]
Probability	30.00%
Downside scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	8.00%
Downside scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	20.00%
Downside scenario ECL | UK
Disclosure of financial assets [line items]
Probability	30.00%
Downside scenario ECL | France
Disclosure of financial assets [line items]
Probability	35.00%
Additional Downside scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	2.00%
Additional Downside scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	5.00%
Additional Downside scenario ECL | UK
Disclosure of financial assets [line items]
Probability	15.00%
Additional Downside scenario ECL | France
Disclosure of financial assets [line items]
Probability	15.00%
Upside scenario ECL | Mainland China
Disclosure of financial assets [line items]
Probability	10.00%
Upside scenario ECL | Hong Kong
Disclosure of financial assets [line items]
Probability	5.00%
Upside scenario ECL | UK
Disclosure of financial assets [line items]
Probability	5.00%
Upside scenario ECL | France
Disclosure of financial assets [line items]
Probability	5.00%